Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA MFS Total Return Portfolio

(the “Portfolio”)

Supplement dated February 28, 2023 to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2022, as supplemented and amended to date

Henry Peabody, previously a portfolio manager with Massachusetts Financial Services Company (“MFS”), the Portfolio’s subadviser, has left MFS and is no longer a portfolio manager of the Portfolio. Accordingly, effective immediately, all references to Mr. Peabody are hereby deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-TRP1.2 (2/23)